Velocity Commercial Capital Loan Trust 2026-5 ABS-15G

Exhibit 99.07

Exception Grades

Run Date - 10/27/2026 12:38:21 PM

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Is Curable
XXXXXXXXX	XXXXXXXXXX	VCC-2026-5-100316		37772089			Credit	Credit	Credit Documentation	Credit	Primary occupancy is not allowed.		Lease in file has the guarantor renting property to someone with the same last name for an amount = 10% of the estimated market rent amount.				Reviewer Comment (2026-10-27): Per the client, the borrower received a significant cash-out and the market rent is enough to cover the payment in the event that the property is leased to another tenant. was further comforted by the low LTV. Buyer Comment (2026-10-22): The guarantor is renting the property to a family member; however, the loan is made to an entity where the sole member is the guarantor. The borrower signed all of the necessary business purpose documents and indicated that they live in another property that they own.				3	C		XX	Refinance - Cash-out - Other		C	C			No
		VCC-2026-5-100294